LEASES - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Accrued interest and other assets	Accrued interest and other assets	Accrued interest and other assets
Operating Lease, Liability	Other liabilities	Other liabilities	Other liabilities
Operating Lease, Liability	$ 58,112	$ 59,801	$ 64,484